Cover	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	3 E Network Technology Group Limited
Entity Central Index Key	0001993097
Entity File Number	001-42466
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	No.118 Connaught Road West
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	3003-2
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	MASK
Security Exchange Name	NASDAQ
Common Class A [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	11,250,000
Common Class B [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	580,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Tingjun Yang
Contact Personnel Email Address	E-mail: yangtingjun@3ekeji.cn
Entity Address, Address Line One	No.118 Connaught Road West
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	3003-2
Entity Phone Fax Numbers [Line Items]
City Area Code	+852
Local Phone Number	97502047